RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Percentage Of Annual Management Fee	0.50%
Percentage Of Permanent Financing	99.00%
Accrued Management Fees	$ 23,197,360	$ 23,715,718